Federated MDT Large Cap Value Fund
Portfolio of Investments
July 31, 2019 (unaudited)
Shares			Value
		COMMON STOCKS—97.8%
		Communication Services—8.0%
737,728		AT&T, Inc.	$ 25,119,638
176,225		CenturyLink, Inc.	2,130,560
62,423	[1]	Charter Communications, Inc.	24,056,576
34,642	[1]	IAC Interactive Corp.	8,281,170
505,940		Verizon Communications, Inc.	27,963,304
161,426		Viacom, Inc., Class B	4,899,279
		TOTAL	92,450,527
		Consumer Discretionary—6.9%
138,324		Abercrombie & Fitch Co., Class A	2,618,473
9,961		Advance Auto Parts, Inc.	1,500,525
52,781	[2]	Dillards, Inc., Class A	3,841,401
236,010		eBay, Inc.	9,721,252
474,327		Ford Motor Co.	4,520,336
34,596		Home Depot, Inc.	7,392,819
44,729		Kohl's Corp.	2,409,104
139,453		Target Corp.	12,048,739
129,946		Toll Brothers, Inc.	4,674,158
280,372		Yum! Brands, Inc.	31,547,458
		TOTAL	80,274,265
		Consumer Staples—8.9%
25,897		Archer-Daniels-Midland Co.	1,063,849
31,188		Casey's General Stores, Inc.	5,049,649
235,326		Colgate-Palmolive Co.	16,882,287
64,335		General Mills, Inc.	3,416,832
180,288	[1]	Herbalife Ltd.	7,395,414
91,042		Kimberly-Clark Corp.	12,349,847
69,416		Lamb Weston Holdings, Inc.	4,659,202
128,113	[1]	Post Holdings, Inc.	13,736,276
283,590		Procter & Gamble Co.	33,474,963
44,778		WalMart Inc.	4,942,596
		TOTAL	102,970,915
		Energy—9.7%
340,012		Chevron Corp.	41,858,877
28,838	[1]	Continental Resources, Inc.	1,071,908
362,523		EOG Resources, Inc.	31,122,600
422,517		Exxon Mobil Corp.	31,418,364
97,662		HollyFrontier Corp.	4,860,638
1,105,570	[1]	Noble Corp. PLC	2,465,421
		TOTAL	112,797,808
		Financials—24.4%
285,608		Allstate Corp.	30,674,299
132,749		American International Group, Inc.	7,432,617
79,546		Ameriprise Financial, Inc.	11,574,738
161,295	[1]	Arch Capital Group Ltd.	6,240,504
131,253	[1]	Athene Holding Ltd.	5,362,998
935,062		Bank of America Corp.	28,687,702
27,321	[1]	Berkshire Hathaway, Inc.	5,612,553

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
339,988		Citigroup, Inc.	$ 24,193,546
81,493		Citizens Financial Group, Inc.	3,036,429
91,501		Everest Re Group Ltd.	22,567,807
628,350		Fifth Third Bancorp	18,655,712
503,717		First Horizon National Corp.	8,260,959
353,675		JPMorgan Chase & Co.	41,026,300
173,547		KeyCorp	3,188,058
121,614		M & T Bank Corp.	19,975,099
273,264		Navient Corp.	3,866,686
160,695		Popular, Inc.	9,249,604
178,159		Prudential Financial, Inc.	18,049,288
36,004		RenaissanceRe Holdings Ltd.	6,522,125
73,646		The Hartford Financial Services Group, Inc.	4,244,219
18,250		The Travelers Cos., Inc.	2,675,815
40,218		Wells Fargo & Co.	1,946,953
		TOTAL	283,044,011
		Health Care—13.3%
14,132		Abbott Laboratories	1,230,897
56,006		Agilent Technologies, Inc.	3,887,377
86,636		Anthem, Inc.	25,523,832
223,392		Baxter International, Inc.	18,758,226
57,628	[1]	Biogen, Inc.	13,705,091
268,313		Bristol-Myers Squibb Co.	11,915,780
16,316		Cerner Corp.	1,169,041
539,119	[1,2]	Community Health Systems, Inc.	1,105,194
29,386		Cooper Cos., Inc.	9,914,836
109,646		Eli Lilly & Co.	11,945,932
116,245		HCA Healthcare, Inc.	15,519,870
46,438		Johnson & Johnson	6,047,156
315,534		Merck & Co., Inc.	26,186,167
12,367		Perrigo Co.	667,942
60,126		Quest Diagnostics, Inc.	6,137,662
		TOTAL	153,715,003
		Industrials—8.4%
108,853		AGCO Corp.	8,381,681
230,022		CSX Corp.	16,193,549
6,426		Cummins, Inc.	1,053,864
64,474		Delta Air Lines, Inc.	3,935,493
99,677		Fortune Brands Home & Security, Inc.	5,476,254
7,700		General Dynamics Corp.	1,431,738
117,520	[1]	Jet Blue Airways Corp.	2,259,910
171,336		Nielsen Holdings PLC	3,968,142
435,480		PACCAR, Inc.	30,544,567
247,581	[1]	SPX Corp.	8,640,577
119,292	[1]	United Airlines Holdings Inc.	10,964,128
15,969		United Technologies Corp.	2,133,458
39,270	[1]	WESCO International, Inc.	1,992,560
		TOTAL	96,975,921
		Information Technology—6.4%
99,548	[1]	Akamai Technologies, Inc.	8,773,165
99,810		DXC Technology Co.	5,566,404

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
83,947		Fidelity National Information Services, Inc.	$ 11,185,938
695,865		Hewlett-Packard Co.	14,641,000
74,281		Intel Corp.	3,754,905
97,651	[1]	Keysight Technologies, Inc.	8,741,717
37,268		NetApp, Inc.	2,179,805
96,392	[1]	Synopsys, Inc.	12,797,002
367,491		Vishay Intertechnology, Inc.	6,247,347
		TOTAL	73,887,283
		Materials—5.2%
427,160		Domtar, Corp.	18,132,942
353,916		DuPont de Nemours, Inc.	25,538,579
398,060		Mosaic Co./The	10,027,131
193,367		Newmont Goldcorp Corp	7,061,763
		TOTAL	60,760,415
		Utilities—6.6%
206,717		AES Corp.	3,470,778
351,188		Consolidated Edison Co.	29,836,933
222,462		Edison International	16,582,317
304,179		NiSource, Inc.	9,031,075
186,428		Pinnacle West Capital Corp.	17,005,962
		TOTAL	75,927,065
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,013,519,555)	1,132,803,213
		INVESTMENT COMPANIES—2.3%
5,563,128		Federated Government Obligations Fund, Premier Shares, 2.250%[3]	5,563,128
21,438,996		Federated Institutional Prime Value Obligations Fund, Class IS, 2.390%[3]	21,445,428
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $27,001,789)	27,008,556
		TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $1,040,521,344)	1,159,811,769
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[4]	(1,203,404)
		TOTAL NET ASSETS—100%	$ 1,158,608,365
Affiliated fund holdings are investment companies, which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2019, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2018	7,796,575	25,078,529	32,875,104
Purchases/Additions	100,751,060	104,299,197	205,050,257
Sales/Reductions	(102,984,507)	(107,938,730)	(210,923,237)
Balance of Shares Held 7/31/2019	5,563,128	21,438,996	27,002,124
Value	$ 5,563,128	$ 21,445,428	$ 27,008,556
Change in Unrealized Appreciation/Depreciation	N/A	$ 3,314	$ 3,314
Net Realized Gain/(Loss)	N/A	$ 759	$ 759
Dividend Income	$ 84,148	$ 402,952	$ 487,100
*	All or a portion of the balance/activity for the fund relates to cash collateral on security lending transactions.
1	Non-income-producing security.

2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. In addition, Other Assets and Liabilities, Net may include pending sales that are also on loan.

Market Value of Securities on Loan	Collateral Received
$5,427,865	$5,563,128
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2019, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

Federated Hermes SDG Engagement Equity Fund
Portfolio of Investments
July 31, 2019 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—97.4%
		Australia—1.8%
84,906		DuluxGroup, Ltd.	$ 542,595
		Brazil—1.4%
101,900		Movida Participacoes S.A.	398,644
		China—1.8%
281,500		Shenzhen International Holdings Ltd.	519,792
		Finland—2.2%
16,957		Huhtamaki Oyj	643,449
		Germany—0.9%
1,039		MTU Aero Engines GmbH	259,872
		Ghana—1.0%
122,899		Tullow Oil PLC	286,645
		Hong Kong—2.8%
108,500		Techtronic Industries Co.	812,375
		Ireland—2.8%
33,684		Glanbia PLC	440,288
200,460		Green REIT PLC	396,631
		TOTAL	836,919
		Japan—10.2%
9,816		Horiba Ltd.	527,190
20,202		Nifco, Inc.	497,906
11,800		Nissan Chemical Industries	516,711
9,325		Open House Co. Ltd.	404,957
15,149		Relo Holdings, Inc.	401,799
13,679		Yaoko Co. Ltd.	628,841
		TOTAL	2,977,404
		Netherlands—4.8%
13,593		Aalberts Industries NV	546,636
9,840		IMCD Group NV	864,000
		TOTAL	1,410,636
		Peru—1.7%
2,241		Credicorp Ltd.	488,516
		Singapore—1.5%
276,522		Mapletree Industrial Trust	451,750
		South Africa—0.1%
183,563	[1]	Petra Diamonds Ltd.	24,822
		Sweden—1.2%
26,372		Trelleborg AB, Class B	363,587
		Switzerland—0.9%
1,067		Burckhardt Compression Holdings AG	256,824
		Taiwan—1.3%
32,000		Land Mark Optoelectronics Corp.	252,146
87,447		Tong Yang Industry Co. Ltd.	127,849
		TOTAL	379,995
		United Arab Emirates—1.4%
163,547		Abu Dhabi Commercial Bank PJSC	401,034
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—5.3%
918,819	[1]	Amerisur Resources PLC	$ 204,822
151,330		Cineworld Group PLC	470,120
5,186		DCC PLC	435,670
51,514		SSP Group PLC	439,692
		TOTAL	1,550,304
		United States—54.3%
13,856		Alliant Energy Corp.	686,426
13,715	[1]	AMN Healthcare Services, Inc.	732,107
6,646		Aptargroup, Inc.	804,299
12,566		Brunswick Corp.	617,745
9,016	[1]	Clean Harbors, Inc.	701,535
2,184		Cooper Cos., Inc.	736,882
4,886		Eagle Materials, Inc.	404,463
12,841		Fortune Brands Home & Security, Inc.	705,485
6,877	[1]	Genesee & Wyoming, Inc., Class A	755,163
7,249	[1]	Kirby Corp.	568,032
5,266	[1]	Middleby Corp.	707,645
10,882		National Instruments Corp.	454,432
4,106		Reinsurance Group of America	640,207
29,380		Retail Opportunity Investments Corp.	532,953
12,276		RPM International, Inc.	832,681
187,532		Samsonite International SA	368,366
6,065	[1]	Silicon Laboratories, Inc.	680,554
7,520		Simpson Manufacturing Co., Inc.	464,435
2,248		Snap-On, Inc.	343,067
5,040		STERIS PLC	750,254
5,206		West Pharmaceutical Services, Inc.	714,628
3,414	[1]	WEX, Inc.	744,491
8,996		Wiley (John) & Sons, Inc., Class A	409,408
9,525		Wintrust Financial Corp.	681,418
7,342		Woodward, Inc.	822,598
		TOTAL	15,859,274
		TOTAL COMMON STOCKS (IDENTIFIED COST $27,429,694)	28,464,437
		TOTAL INVESTMENT IN SECURITIES—97.4% (IDENTIFIED COST $27,429,694)	28,464,437
		OTHER ASSETS AND LIABILITIES - NET—2.6%[2]	755,773
		TOTAL NET ASSETS—100%	$ 29,220,210
1	Non-income-producing security.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
2

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
3

The following is a summary of the inputs used, as of July 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$15,859,274	$ —	$—	$15,859,274
International	518,794	12,086,369	—	12,605,163
TOTAL SECURITIES	$16,378,068	$12,086,369	$—	$28,464,437
The following acronyms are used throughout this portfolio:
PJSC	—Public Joint Stock Company
REIT	—Real Estate Investment Trust
4